Form N-1A Supplement	Mar. 31, 2025
WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). Effective December 11, 2025 (the “Effective Date”), the Index’s methodology will be revised to, among other changes, modify the fundamental factors considered when determining the weight of eligible companies and reduce the number of constituents in the Index from 300 to 200. Accordingly, as of the Effective Date, the “Principal Investment Strategies of the Fund” section in the Fund Summary section of the Prospectus will be deleted in its entirety and replaced with the paragraphs below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to dividend-paying U.S. common stocks with growth characteristics. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee.

The Index is comprised of the 200 companies in the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, with the highest composite score based on two fundamental factors: growth and quality, which are equally weighted. The quality factor is determined by a company’s ranking based on a 50% weight to each of its historical three-year average return on equity and its historical three-year average return on assets. The growth factor is determined by a company's ranking based on a 50% weight in its median analyst earnings growth forecast, a 25% weight in its trailing five-year earnings growth, and a 25% weight in its trailing five-year sales growth. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $2 billion; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual rebalance date, the maximum weight of any security in the Index is capped at 8% and the Index caps the weight of constituents exposed to a single sector (except for the information technology and real estate sectors) at the lesser of 20% or two times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of 200 companies. The weight of constituents exposed to each of the information technology and real estate sectors is capped at 30% and 10%, respectively. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

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